STOCK COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK COMPENSATION

NOTE 5 - STOCK-BASED COMPENSATION

Employee Stock Purchase Plan

Under the Company’s Employee Stock Purchase Plan (“ESPP”), employees are able to acquire shares of common stock at 85% of the price at the end of each current quarterly plan term. The ESPP is considered compensatory under current Internal Revenue Service rules. At September 30, 2021, 59,303 shares remain available for future issuance under the ESPP. The ESPP was suspended effective March 31, 2021 due to conditions of the Pineapple Merger Agreement.

2011 Executive Incentive Compensation Plan

On March 28, 2011 the Board adopted and on May 19, 2011 the Company’s shareholders approved the Company’s 2011 Executive Incentive Compensation Plan (“2011 Plan”). The 2011 Plan authorizes incentive awards to officers, key employees and non-employee directors in the form of options (incentive and non-qualified), stock appreciation rights, restricted stock, restricted stock units, performance stock units (“deferred stock”), performance cash units, and other awards in stock, cash, or a combination of stock and cash. The 2011 Plan, as amended, allows the issuance of up to 2,500,000 shares of common stock.

At September 30, 2021, 1,425,008 shares have been issued under the 2011 Plan, there are no shares subject to currently outstanding options, deferred stock awards, and unvested restricted stock units, and 1,074,992 shares are eligible for grant under future awards.

The closing of the E&S Sale Transaction on August 2, 2021 constituted a “Change in Control” as defined in the Company’s 2011 Plan. In accordance with the determinations and approvals of the Compensation Committee, effective on August 1, 2021, each Incentive Award granted and outstanding under the 2011 Plan and not otherwise forfeited or expired in accordance with its terms was fully vested and exercisable and any restrictions lapsed. After giving effect to such acceleration and vesting, on the August 2, 2021 closing date:

•	All then-outstanding restricted stock units (RSUs”) were settled by exchanging them for the equivalent number of shares of the Company’s common stock specified in the respective RSU award agreements, with the shares of the Company’s common stock issued on settlement of the RSUs being issued and outstanding as of the closing date.
•	All then-outstanding stock options having an exercise price less than the Fair Market Value (as defined in the 2011 Plan) on the closing date were settled by exchanging the options for a “net” number of shares of the Company’s common stock as if exercised on a net or cashless basis as provided in the 2011 Plan (for administrative convenience, rounded up to the next whole share), with the net shares of the Company’s common stock issued on settlement of these stock options being issued and outstanding as of the closing date.
•	Following the disposition of the outstanding RSUs and stock options as described above, these Incentive Awards were terminated and cancelled as of the closing date.
•	All then-outstanding stock options having an exercise price equal to or greater than the Fair Market Value on the closing date were terminated and cancelled as of the closing date without any payment therefor.
•	Due to conditions of the Pineapple Merger Agreement, no additional awards have been made under the 2011 Plan.

Changes in Stock Options Outstanding

The following table summarizes changes in the number of outstanding stock options under the 2011 Plan over the period December 31, 2020 to September 30, 2021:

Weighted average
		Weighted average	remaining
		exercise price	contractual term
	Options	per share	in years
Outstanding – December 31, 2020	1,173,190	$6.52	3.35
Awarded	—	—
Exercised	(799,390)	4.70
Forfeited	(373,800)	10.43
Outstanding – September 30, 2021	—	—	—

Exercisable at September 30, 2021	—	$—	—
Expected to vest September 30, 2021	—	—	—

Because all outstanding options were either vested and exercised or cancelled, the aggregate intrinsic value of all options (the amount by which the market price of the stock on the last day of the period exceeded the market price of the stock on the date of grant) outstanding at September 30, 2021 was $0. The intrinsic value of all options exercised during the nine months ended September 30, 2021 was $1,961,000. Net cash proceeds from the exercise of all stock options were $15,000 and $0 in each of the nine-month periods ended September 30, 2021 and 2020.

Changes in Deferred Stock Outstanding

The following table summarizes the changes in the number of deferred stock shares under the 2011 Plan over the period December 31, 2020 to September 30, 2021:

		Weighted Average
		Grant Date
	Shares	Fair Value
Outstanding – December 31, 2020	272,695	$3.91
Granted	—	—
Vested	(194,586)	4.05
Forfeited	(78,109)	3.56
Outstanding – September 30, 2021	—	—

Compensation Expense

Share-based compensation expense recognized for the nine months ended September 30, 2021 was $559,000 before income taxes and $442,000 after income taxes. Share-based compensation expense recognized for the nine months ended September 30, 2020 was $320,000 before income taxes and $253,000 after income taxes. There was no unrecognized compensation expense for the Company’s plans at September 30, 2021 due to the acceleration of all outstanding equity awards as part of the E&S Sale Transaction. Share-based compensation expense is recorded as a part of selling, general and administrative expenses.

Employee Stock Ownership Plan (ESOP)

All eligible employees of the Company participate in the ESOP after completing one year of service. Contributions are allocated to each participant based on compensation and vest 20% after two years of service and incrementally thereafter, with full vesting after six years. The Company contributed $329,968 for which the Company issued 72,203 shares in March 2021 for the 2020 ESOP contribution. Due to conditions of the Pineapple Merger Agreement, no additional contributions will be made to the ESOP.

NOTE 11 – STOCK COMPENSATION

2011 Executive Incentive Compensation Plan

On March 28, 2011 the Board adopted and on May 19, 2011 the Company’s shareholders approved the Company’s 2011 Executive Incentive Compensation Plan (“2011 Incentive Plan”). The 2011 Incentive Plan authorizes incentive awards to officers, key employees and non-employee directors in the form of options (incentive and non-qualified), stock appreciation rights, restricted stock, restricted stock units, performance stock units (“deferred stock”), performance cash units, and other awards in stock, cash, or a combination of stock and cash. The 2011 Incentive Plan, as amended, allows the issuance of up to 2,500,000 shares of common stock.

During 2020, stock options covering 191,301 shares were awarded to key executive employees and non-employee directors, which options expire seven years from the date of award and generally vest 25% each year beginning one year after the date of award. The Company also granted deferred stock awards of 89,131 shares to key employees during 2020 under the Company’s long-term incentive plan for the 2020 to 2022 period. These awards vest over three years with the first vesting date being May 6, 2021.

At December 31, 2020, 431,032 shares have been issued under the 2011 Incentive Plan, 1,445,885 shares are subject to currently outstanding options, deferred stock awards, and unvested restricted stock units, and 623,083 shares remained available for future issuance under the 2011 Incentive Plan.

Stock Options Outstanding

The following table summarizes changes in the number of outstanding stock options under the Director Plan, Stock Plan and the 2011 Incentive Plan during the two years ended December 31, 2020.

		Weighted average	Weighted average
		exercise price	remaining
	Options	per share	contractual term
Outstanding – December 31, 2018	1,380,492	$7.56	4.18 years
Awarded	100,769	2.69
Exercised	(151,950)	4.08
Forfeited	(198,839)	9.33
Outstanding – December 31, 2019	1,130,472	7.28	3.48 years
Awarded	191,301	5.10
Exercised	(8,000)	2.64
Forfeited	(140,583)	10.90
Outstanding – December 31, 2020	1,173,190	6.52	3.35 years

Exercisable at December 31, 2020	877,926	$7.20	2.59 years
Expected to vest December 31, 2020	1,173,190	$6.52	3.35 years

The fair value of awards issued under the Company’s stock option plan is estimated at grant date using the Black-Scholes option-pricing model. The following table displays the assumptions used in the model.

	Year Ended December 31
	2020	2019
Expected volatility	40.2%	31.3%
Risk free interest rate	0.4%	2.2%
Expected holding period	6 years	6 years
Dividend yield	1.3%	3.0%

Total unrecognized compensation expense was $222,000 as of December 31, 2020, which is expected to be recognized over the next 2.8 years. The aggregate intrinsic value of all outstanding options, exercisable options, and options expected to vest (the amount by which the market price of the stock on the last day of the period exceeded the market price of the stock on the date of grant) was $437,000 based on the Company’s stock price at December 31, 2020. The intrinsic value of options exercised during the year was $18,000 in 2020 and $380,000 in 2019. Net cash proceeds from the exercise of all stock options were $0 in 2020 and 2019. The following table summarizes the status of stock options outstanding at December 31, 2020:

		Weighted Average	Weighted
		Remaining	Average
Range of Exercise Prices	Shares	Option Life	Exercise Price
$2.50 to $4.99	515,989	4.6 years	$3.75
$5.00 to $7.49	353,359	3.6 years	6.17
$7.50 to $9.99	0	0 years	0.00
$10.00 to $12.49	244,477	1.2 years	11.32
$12.50 to $14.15	59,365	0.2 years	12.97

The Company receives an income tax benefit related to the gains received by officers and key employees who make disqualifying dispositions of stock received on exercise of qualified incentive stock options and on non-qualified options. The amount of tax benefit received by the Company was $0 in both 2020 and 2019. The tax benefit amounts have been credited to additional paid-in capital.

Deferred Stock Outstanding

The following table summarizes the changes in the number of deferred stock shares under the Stock Plan and 2011 Incentive Plan over the period from December 31, 2018 to December 31, 2020:

		Weighted Average
		Grant Date
	Shares	Fair Value
Outstanding – December 31, 2018	270,066	$4.48
Granted	161,107	2.76
Vested	(4,575)	4.56
Forfeited	(105,371)	3.90
Outstanding – December 31, 2019	321,227	3.37
Granted	95,631	5.33
Vested	(57,952)	2.81
Forfeited	(86,211)	4.22
Outstanding – December 31, 2020	272,695	3.91

The grant date fair value is calculated based on the Company’s closing stock price as of the grant date. As of December 31, 2020, the total unrecognized compensation expense related to the deferred stock shares was $347,000 and is expected to be recognized over a weighted-average period of 2.1 years.

Compensation Expense

Share-based compensation expense is recognized based on the fair value of awards granted over the vesting period of the award. Share-based compensation expense recognized for 2020 and 2019 was $463,000 and $413,000 before income taxes and $366,000 and $326,000 after income taxes, respectively. Share-based compensation expense is recorded as a part of selling, general and administrative expenses.

Employee Stock Purchase Plan

Under the Company’s Employee Stock Purchase Plan (“ESPP”), employees are able to acquire shares of common stock at 85% of the price at the end of each current quarterly plan term. The most recent term ended December 31, 2020. The ESPP is considered compensatory under current rules. At December 31, 2020, after giving effect to the shares issued as of that date, 68,843 shares remain available for purchase under the ESPP.

Employee Stock Ownership Plan (ESOP)

All eligible employees of the Company participate in the ESOP after completing one year of service. Contributions are allocated to each participant based on compensation and vest 20% after two years of service and incrementally thereafter, with full vesting after six years. At December 31, 2020, the ESOP held 706,287 shares of the Company’s common stock, all of which have been allocated to the accounts of eligible employees. Contributions to the plan are determined by the Board of Directors and can be made in cash or shares of the Company’s stock. The 2020 ESOP contribution was $328,263 for which the Company issued 71,830 shares in March 2021. The 2019 ESOP contribution was $407,584 for which the Company issued 66,059 shares in 2020.